Segment Information (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Disaggregated Amounts of Research and Development Expenses	In addition to the significant expense categories included within consolidated net loss presented in the condensed consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Three Months Ended March 31,
	2025	2024
Research and development
Direct research and development expenses by program:
IK-930	$399	$2,458
IK-595	2,450	1,664
IK-175	8	412
Discovery and other programs	22	(43)
Unallocated expense:
Personnel related (including stock-based compensation)	636	3,572
Other research and development cost	200	1,582
Total research and development expenses	$3,715	$9,645

In addition to the significant expense categories included within consolidated net loss presented in the consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Year Ended December 31,
	2024	2023
Research and development
Direct research and development expenses by program:
IK-930	$8,684	$11,608
IK-595	9,682	8,068
IK-175	480	2,677
Discovery and other programs	1,092	10,218
Unallocated expense:
Personnel related (including stock-based compensation)	8,186	19,571
Other research and development cost	2,751	7,510
Total research and development expenses	$30,875	$59,652